Cover Page	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	DoubleDown Interactive Co., Ltd.
Amendment Flag	false
Entity Central Index Key	0001799567
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q3